UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                   FORM N-PX

         ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT

                               INVESTMENT COMPANY

Investment Company Act file number      811-22646

              Private Advisors Alternative Strategies Master Fund
              ---------------------------------------------------
               (Exact name of registrant as specified in charter)

                     51 Madison Avenue, New York, NY 10010
                     -------------------------------------
              (Address of principal executive offices) (Zip code)

        J. Kevin Gao, Esq., 169 Lackawanna Avenue, Parsippany, NJ 07054
        ---------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:     800-624-6782

Date of fiscal year end:       March 31

Date of reporting period:   June 30, 2014

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ITEM 1. PROXY VOTING RECORD.

     The Fund has not voted any proxies during the period covered by this report.

                                   SIGNATURES

     Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PRIVATE ADVISORS ALTERNATIVE STRATEGIES MASTER FUND

By:      /s/ Stephen P. Fisher
         Stephen P. Fisher
         President and Principal Executive Officer


Date: August 28, 2014